Note Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Deferred Tax Assets Net	$ 1,302,452	$ 812,819
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3,200	3,100
Income Tax Examination Penalties Accrued	0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	11,200	9,800
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued	57	540
Deferred Tax Liabilities	183,302	176,172
Deferred Tax Assets Valuation Allowance	642,727	1,212,748
Income Tax Expense Benefit	(495,172)	58,279	$ (251,327)
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	2,800
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually
Income Taxes
Senior Long Term Notes	450,000	450,000
Westernbank Assets Capital Gain Treatment | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income Tax Expense Benefit		23,400
Other liabilities
Income Taxes
Deferred Tax Liabilities	649	34,000
PUERTO RICO
Income Taxes
Marginal Income Tax Rate			39.00%	30.00%
Deferred Tax Assets Net	752,000
Income Tax Reconciliation Change in Deferred Tax Asset	$ 0	$ 20,048	$ (197,467)
Capital Gains Tax Rate	20.00%	15.00%
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	$ (586,159)	$ (4,281)	(32,990)
Income Tax Expense Benefit	$ (495,172)	$ 58,279	$ (251,327)
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
UNITED STATES
Income Taxes
Deferred Tax Assets Net	$ 1,200,000
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	589,000
Banco Popular Puerto Rico Qualified Pension Plan
Income Taxes
Deferred Tax Assets Other Tax	47,200
Deferred Tax Assets, Other Loss Carryforwards	44,200
Popular, Inc. Holding Co. | Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually
Income Taxes
Deferred Tax Assets Valuation Allowance	$ 30,000